PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of results of operations (Details)			12 Months Ended
	Nov. 20, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Changes in fair value of a convertible debt					¥ 0	¥ (8,749,608)
Gain on extinguishment of a convertible debt	¥ 9,000,000.0	$ 1,300,000				8,986,048
Loss before income tax			¥ (308,802,938)	$ (48,457,919)	(223,294,678)	(51,998,954)
Income tax expense			821,006	128,834	(1,441,814)	930,554
Net loss			(309,623,944)	$ (48,586,753)	(221,852,864)	(52,929,508)
Reportable Legal Entities | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Total operating expenses			(14,378,165)		(5,209,656)	(883,243)
Changes in fair value of a convertible debt						(8,749,608)
Gain on extinguishment of a convertible debt						8,986,048
Share of losses from subsidiaries, VIE and VIE's subsidiaries			(295,245,779)		(216,643,208)	(52,282,705)
Loss before income tax			(309,623,944)		(221,852,864)	(52,929,508)
Net loss			¥ (309,623,944)		¥ (221,852,864)	¥ (52,929,508)